Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - Impairment losses [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	$ (283)	$ (273)	$ (318)
Impairment losses	(99)	(81)	(43)
Derecognition	49	57	35
Currency translation and other	(46)	14	53
Ending balance	(376)	(283)	(273)
Trade receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(173)	(160)	(194)
Impairment losses	(93)	(51)	(40)
Derecognition	7	26	29
Currency translation and other	(50)	12	44
Ending balance	(308)	(173)	(160)
FVOCI
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(7)	(7)	(7)
Ending balance	(6)	(7)	(7)
Other receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(103)	(106)	(117)
Impairment losses	(6)	(30)	(3)
Derecognition	42	31	6
Currency translation and other	4	2	9
Ending balance	$ (62)	$ (103)	$ (106)